Pension Benefits (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 BasisPoint
Defined Benefit Plan Disclosure [Line Items]
Nearest basis points			25
Unrecognized actuarial loss	$ 0.3
Defined benefit plans with accumulated benefit obligations in excess of plan assets	2.2	2.1
Fair value of plan assets	0	0
Contributions by employer towards savings plan	5.6	5.7	6.7
Qualified Pension Plan [Member] | Underfunded Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount of pension related to plan	0.8
Qualified Pension Plan [Member] | Overfunded Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount of pension related to plan		1.3
Non- Qualified Pension Plan [Member] | Underfunded Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount of pension related to plan	$ 2.2	$ 2.1
Fixed Income Investments [Member] | Target Thresholds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage	6500.00%
Fixed Income Investments [Member] | Actual Asset Allocation [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage	7570.00%
Equity Investments [Member] | Target Thresholds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage	3500.00%
Equity Investments [Member] | Actual Asset Allocation [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage	2430.00%
United States [Member] | Actual Asset Allocation [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage	1880.00%
Foreign Equities [Member] | Actual Asset Allocation [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage	550.00%